                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08231
                                                     ---------

                     Spirit of America Investment Fund, Inc.
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
       -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 390-5565
                                                           --------------

                    Date of fiscal year end: October 31, 2004
                                             ----------------

                    Date of reporting period: April 30, 2004
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2004
                                   (UNAUDITED)

                                                                   SHARES          MARKET VALUE
                                                               ---------------   ---------------
COMMON STOCKS - 99.03%
APARTMENTS (REITS) - 24.60%
Amli Residential Properties Trust                                      127,000   $     3,213,100
Apartment Investment & Management Co.                                  214,200         6,034,014
Associated Estates Realty Corp.                                        422,500         3,443,375
Cornerstone Realty Income Trust, Inc.                                  275,400         2,073,762
Gables Residential Trust                                               173,900         5,530,020
Mid-America Apartment Communities, Inc.                                198,500         6,401,625
Pennsylvania Real Estate Investment Trust                              243,694         7,883,501
Post Properties, Inc.                                                  138,300         3,718,887
United Dominion Realty Trust, Inc.                                      67,000         1,202,650
                                                                                 ---------------
                                                                                      39,500,934
                                                                                 ---------------
BUILDING - RESIDENTIAL/COMMERICAL - 0.60%
Hovnanian Enterprises, Inc.                                              6,000           215,820
NVR, Inc                                                                   600           270,600
Ryland Group, Inc                                                        3,000           236,850
Toll Brothers, Inc                                                       6,000           237,420
                                                                                 ---------------
                                                                                         960,690
                                                                                 ---------------
DIVERSIFIED (REITS) - 8.80%
BNP Residential Properties, Inc.                                       130,900         1,649,340
Colonial Properties Trust                                               41,900         1,478,232
Crescent Real Estate Equities Co.                                      313,000         4,842,110
Duke Realty Corp.                                                        4,000           116,640
FrontLine Capital Group *                                                  640                 1
Hospitality Properties Trust                                            32,300         1,262,284
PMC Commerical Trust                                                     2,400            32,640
Sizeler Property Investors, Inc.                                       176,300         1,757,711
U.S. Restaurant Properties, Inc.                                       188,500         3,008,460
Vornado Operating, Inc.*                                                   250               115
                                                                                 ---------------
                                                                                      14,147,533
                                                                                 ---------------
HEALTHCARE (REITS) - 13.26%
Five Star Quality Care, Inc. *                                           1,353             6,089
Health Care Property Investors, Inc.                                   196,000         4,684,400
Health Care REIT, Inc.                                                 147,100         4,698,374
Healthcare Realty Trust, Inc.                                          102,500         3,674,625
National Health Investors, Inc.                                         76,200         1,826,514
Nationwide Health Properties, Inc.                                     298,100         5,404,553
National Health Realty, Inc.                                            53,600           873,680
OMEGA Healthcare Investors, Inc.                                         9,000            83,250
Senior Housing Properties Trust                                          2,700            40,365
                                                                                 ---------------
                                                                                      21,291,850
                                                                                 ---------------
INDUSTRIAL (REITS) - 8.78%
Bedford Property Investors, Inc.                                        13,000           352,170
Brandywine Realty Trust                                                 16,000           405,440
First Industrial Realty Trust, Inc.                                    245,651         8,266,156
Keystone Property Trust                                                221,900         4,513,446
Prime Group Realty Trust *                                             101,200           559,636
                                                                                 ---------------
                                                                                      14,096,848
                                                                                 ---------------
INTERNET CONTENT - 0.00%
VelocityHSI, Inc.+                                                       1,260                 -
                                                                                 ---------------
NET LEASE (REITS) - 6.20%
Commercial Net Lease Realty                                            271,116         4,497,815
IStar Financial, Inc.                                                   10,000           355,400
Lexington Corporate Properties Trust                                   276,300         5,108,787
                                                                                 ---------------
                                                                                       9,962,002
                                                                                 ---------------
OFFICE SPACE (REITS) - 13.31%

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   SHARES          MARKET VALUE
                                                               ---------------   ---------------
Arden Reality, Inc.                                                    107,100         3,022,362
Glenborough Realty Trust, Inc.                                         182,700         3,432,933
Highwoods Properties, Inc.                                             193,500         4,363,424
HRPT Properties Trust                                                  698,100         6,666,855
Koger Equity                                                            40,000           838,000
Mack-Cali Realty Corp.                                                  51,600         1,927,260
Reckson Associates Realty Corporation                                   47,800         1,136,206
                                                                                 ---------------
                                                                                      21,387,040
                                                                                 ---------------
REGIONAL MALLS (REITS) - 8.57%
Glimcher Realty Trust                                                  338,350         7,156,103
Macerich Company, The                                                   82,200         3,441,714
Mills Corporation, The                                                  69,700         2,829,820
Simon Property Group, Inc.                                               6,000           289,260
Taubman Centers, Inc.                                                    2,000            39,000
                                                                                 ---------------
                                                                                      13,755,897
                                                                                 ---------------
SHOPPING CENTERS (REITS) - 13.25%
Burnham Pacific Properties, Inc. *                                      11,000             1,430
Developers Diversified Realty Corp.                                    146,104         4,784,906
Equity One, Inc.                                                       139,500         2,287,800
Federal Realty Investment Trust                                         77,600         2,877,408
Heritage Property Investment Trust                                      44,800         1,137,024
Malan Realty Investors, Inc. *                                           5,000            24,250
New Plan Excel Realty Trust                                            243,510         5,464,364
Price Legacy Corporation                                                   550            10,285
Ramco-Gershenson Properties Trust                                      175,300         4,151,104
Realty Income Corporation                                               14,000           535,500
                                                                                 ---------------
                                                                                      21,274,071
                                                                                 ---------------
STORAGE (REITS) - 1.66%
Shurgard Storage Centers, Inc., Cl. A                                    4,000           133,200
Sovran Self Storage, Inc.                                               74,800         2,525,996
                                                                                 ---------------
                                                                                       2,659,196
                                                                                 ---------------

TOTAL COMMON STOCKS
(Cost $133,514,417)                                                              $   159,036,061
                                                                                 ---------------

PREFERRED STOCKS - 0.11%
NET LEASE (REITS) - 0.11%
Commercial Net Lease Realty 9% Series A
(Cost $152,677)                                                          6,352           171,186
                                                                                 ---------------

TOTAL INVESTMENTS - 99.14%
(Cost $133,667,094)                                                                  159,207,247

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.86%                                       1,388,880
                                                                                 ---------------

NET ASSETS - 100.00%                                                             $   160,596,127
                                                                                 ===============

+ Company file for Chapter 7 bankruptcy on August 14, 2001.
* Non-income producing security.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)

ASSETS
    Investments in securities at value (cost $133,667,094) (Note 1)      $ 159,207,247
    Cash                                                                       514,406
    Receivables:
       Capital stock sold                                                      687,179
       Dividends and interest                                                  798,690
    Other assets                                                                56,179
                                                                         -------------
                  TOTAL ASSETS                                             161,263,701
                                                                         -------------

LIABILITIES
    Payables:
       Capital stock redeemed                                                  396,148
    Accrued expenses                                                            86,046
    Accrued distribution expense (Note 3)                                       49,134
    Due to Advisor                                                             136,246
                                                                         -------------
                  TOTAL LIABILITIES                                            667,574
                                                                         -------------

NET ASSETS                                                               $ 160,596,127
                                                                         =============

CLASS A SHARES
       Net assets applicable to 13,805,131 outstanding $0.001
          par value shares (500,000,000 authorized shares)               $ 149,433,717
                                                                         =============
       Net asset value and redemption price per Class A Share
          ($149,433,717 DIVIDED BY 13,805,131 shares)                    $       10.82
                                                                         =============
       Offering price per share ($10.82 DIVIDED BY 0.9475)               $       11.42
                                                                         =============

CLASS B SHARES
       Net assets applicable to 1,014,532 outstanding $0.001
          par value shares (500,000,000 authorized shares)               $  11,162,410
                                                                         =============
       Net asset value and offering price per Class B Share
          ($11,162,410 DIVIDED BY 1,014,532 shares)                      $       11.00
                                                                         =============
       Redemption price per share ($11.00 X 0.9425)                      $       10.37
                                                                         =============

SOURCE OF NET ASSETS
    At April 30, 2004, net assets consisted of:
    Paid-in capital                                                      $ 135,376,351
    Distributions in excess of net investment income                          (319,739)
    Accumulated net realized loss on investments                                  (638)
    Net unrealized appreciation on investments                              25,540,153
                                                                         -------------
           NET ASSETS                                                    $ 160,596,127
                                                                         =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                             $   5,510,283
   Interest                                                                      2,486
                                                                         -------------
            TOTAL INVESTMENT INCOME                                          5,512,769
                                                                         -------------

EXPENSES
   Investment advisory fees (Note 3)                                           809,607
   Transfer agent fees                                                         141,155
   Administration fees                                                          79,027
   Distribution fees - Class A (Note 3)                                        231,153
   Distribution fees - Class B (Note 3)                                         64,136
   Accounting fees                                                              40,284
   Registration fees                                                             9,169
   Legal fees                                                                   25,613
   Custodian fees                                                               15,938
   Printing expense                                                             18,220
   Auditing fees                                                                 9,122
   Directors' fees                                                               9,190
   Insurance expense                                                            13,707
   Other professional fees                                                       4,986
                                                                         -------------
           TOTAL EXPENSES                                                    1,471,307
           Recoupment of waived and reimbursed expenses (Note 3)                98,621
                                                                         -------------
           NET EXPENSES                                                      1,569,928
                                                                         -------------
           NET INVESTMENT INCOME                                             3,942,841
                                                                         -------------

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
    Net realized loss from security transactions                                  (638)
    Net change in unrealized depreciation of investments                    (2,687,359)
                                                                         -------------
          Net realized and unrealized loss on investments                   (2,687,997)
                                                                         -------------

          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $   1,254,844
                                                                         =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX MONTHS
                                                                                      ENDED            FOR THE YEAR
                                                                                  APRIL 30, 2004          ENDED
                                                                                   (UNAUDITED)        OCTOBER 31,2003
                                                                                ------------------    ---------------
OPERATIONS
       Net investment income                                                    $        3,942,841    $     3,558,868
       Net realized gain/loss from security transactions and REITs                            (638)         1,098,567
       Net change in unrealized appreciation/depreciation of investments                (2,687,359)        28,223,895
                                                                                ------------------    ---------------
           Net increase in net assets                                                    1,254,844         32,881,330
                                                                                ------------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Distributions from net investment income:
           Class A                                                                      (3,982,131)        (3,280,399)
           Class B                                                                        (280,449)          (282,851)
                                                                                ------------------    ---------------
           Total distributions from net investment income to shareholders               (4,262,580)        (3,563,250)
                                                                                ------------------    ---------------
    Distributions from realized gains:
           Class A                                                                               -         (1,007,189)
           Class B                                                                               -            (91,378)
                                                                                ------------------    ---------------
           Total distributions from realized gains to shareholders                               -         (1,098,567)
                                                                                ------------------    ---------------
    Return of capital:
           Class A                                                                               -         (2,655,884)
           Class B                                                                               -           (228,510)
                                                                                ------------------    ---------------
           Total distributions from net return of capital to shareholders                        -         (2,884,394)
                                                                                ------------------    ---------------
    Total distributions to shareholders                                                 (4,262,580)        (7,546,211)
                                                                                ------------------    ---------------

CAPITAL SHARE TRANSACTIONS (DOLLAR ACTIVITY)
    Shares sold:
           Class A                                                                      28,871,450         43,934,245
           Class B                                                                         714,012          1,304,630
    Shares issued as reinvestment of distributions:
           Class A                                                                       2,878,395          4,949,904
           Class B                                                                         213,474            458,177
    Shares redeemed:
           Class A                                                                     (16,764,354)       (20,373,141)
           Class B                                                                      (1,702,127)        (1,713,839)
                                                                                ------------------    ---------------
    Increase in net assets derived from capital share transactions (a)                  14,210,850         28,559,976
                                                                                ------------------    ---------------
           Total increase in net assets                                                 11,203,114         53,895,095
                                                                                ------------------    ---------------

NET ASSETS
    Beginning of period                                                                149,393,013         95,497,918
                                                                                ------------------    ---------------
    End of period                                                               $      160,596,127    $   149,393,013
                                                                                ==================    ===============

    (a) Transactions in capital stock were:
     Shares sold:
           Class A                                                                       2,425,426          4,497,043
           Class B                                                                          60,155            134,229
     Shares issued as reinvestment of dividends:
           Class A                                                                         235,799            508,805
           Class B                                                                          17,250             46,596
    Shares redeemed:
           Class A                                                                      (1,429,359)        (2,016,435)
           Class B                                                                        (141,710)          (154,195)
                                                                                ------------------    ---------------
    Increase in shares outstanding                                                       1,167,561          3,016,043
                                                                                ==================    ===============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        SPIRT OF AMERICA REAL ESTATE FUND
                              FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                            CLASS A               CLASS A            CLASS A
                                                                         --------------        --------------     --------------
                                                                          FOR THE SIX             FOR THE            FOR THE
                                                                          MONTHS ENDED           YEAR ENDED         YEAR ENDED
                                                                         APRIL 30, 2004         OCTOBER 31,        OCTOBER 31,
                                                                          (UNAUDITED)               2003               2002
                                                                         --------------        --------------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $        10.93        $         8.96     $         8.84
                                                                         --------------        --------------     --------------

Income from Investment Operations:
   Net investment income                                                           0.28                  0.30               0.40
   Net realized and unrealized gain/(loss) on investments                         (0.09)                 2.30               0.36
                                                                         --------------        --------------     --------------
        Total from investment operations                                           0.19                  2.60               0.76
                                                                         --------------        --------------     --------------

Less Distributions:
   Distributions from net investment income                                       (0.30)                (0.30)             (0.40)
   Distributions from capital gains                                                   -                 (0.09)             (0.12)
   Distributions in excess of ordinary income                                         -                     -              (0.01)
   Distributions from return of capital                                               -                 (0.24)             (0.11)
                                                                         --------------        --------------     --------------
        Total distributions                                                       (0.30)                (0.63)             (0.64)
                                                                         --------------        --------------     --------------

NET ASSET VALUE, END OF PERIOD                                                    10.82        $        10.93     $         8.96
                                                                         ==============        ==============     ==============

TOTAL RETURN(2)                                                                    1.45%(1)             30.07%              8.26%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                                       $      149,434        $      137,410     $       85,915
   Ratio of expenses to average net assets:
      Before expense reimbursement or recapture                                    1.71%(3)              1.80%              1.93%
      After expense reimbursement or recapture                                     1.83%(3)              1.97%              1.97%
   Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement or recapture                                    4.90%(3)              3.18%              4.04%
      After expense reimbursement or recapture                                     4.78%(3)              3.01%              4.00%
   Portfolio turnover                                                              0.29%(1)              1.52%              1.25%

                                                                            CLASS A               CLASS A            CLASS A
                                                                         --------------        --------------     --------------
                                                                            FOR THE               FOR THE            FOR THE
                                                                           YEAR ENDED            YEAR ENDED         YEAR ENDED
                                                                          OCTOBER 31,           OCTOBER 31,        OCTOBER 31,
                                                                              2001                  2000               1999
                                                                         --------------        --------------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $         7.41        $         7.48     $         8.66
                                                                         --------------        --------------     --------------

Income from Investment Operations:
   Net investment income                                                           0.31                  0.45               0.49
   Net realized and unrealized gain/(loss) on investments                          1.63                  0.15              (1.02)
                                                                         --------------        --------------     --------------
        Total from investment operations                                           1.94                  0.60              (0.53)
                                                                         --------------        --------------     --------------

Less Distributions:
   Distributions from net investment income                                       (0.31)                (0.45)             (0.53)
   Distributions from capital gains                                                   -                     -                  -
   Distributions in excess of ordinary income                                         -                     -                  -
   Distributions from return of capital                                           (0.20)                (0.22)             (0.12)
                                                                         --------------        --------------     --------------
        Total distributions                                                       (0.51)                (0.67)             (0.65)
                                                                         --------------        --------------     --------------

NET ASSET VALUE, END OF PERIOD                                           $         8.84        $         7.41     $         7.48
                                                                         ==============        ==============     ==============

TOTAL RETURN(2)                                                                   26.40%                 8.33%             (6.38)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                                       $       48,016        $       10,936     $       11,225
   Ratio of expenses to average net assets:
      Before expense reimbursement or recapture                                    2.29%                 3.73%              3.35%
      After expense reimbursement or recapture                                     1.97%                 1.97%              1.97%
   Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement or recapture                                    4.12%                 4.29%              4.17%
      After expense reimbursement or recapture                                     4.44%                 6.05%              5.55%
   Portfolio turnover                                                             12.04%                21.55%              8.15%

(1) Calculation is not annualized.
(2) Calculation does not reflect sales load.
(3) Calculation is annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                            CLASS B               CLASS B            CLASS B
                                                                         --------------        --------------     --------------
                                                                          FOR THE SIX             FOR THE            FOR THE
                                                                          MONTHS ENDED           YEAR ENDED         YEAR ENDED
                                                                         APRIL 30, 2004         OCTOBER 31,        OCTOBER 31,
                                                                          (UNAUDITED)               2003               2002
                                                                         --------------        --------------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $        11.11        $         9.11     $         8.98
                                                                         --------------        --------------     --------------

Income from Investment Operations:
   Net investment income                                                           0.24                  0.26               0.35
   Net realized and unrealized gain/(loss) on investments                         (0.09)                 2.30               0.36
                                                                         --------------        --------------     --------------
        Total from investment operations                                           0.15                  2.56               0.71
                                                                         --------------        --------------     --------------

Less Distributions:
   Distributions from net investment income                                       (0.26)                (0.26)             (0.34)
   Distributions from capital gains                                                   -                 (0.09)             (0.12)
   Distributions in excess of ordinary income                                         -                     -              (0.01)
   Distributions from return of capital                                               -                 (0.21)             (0.11)
                                                                         --------------        --------------     --------------
    Total distributions                                                           (0.26)                (0.56)             (0.58)
                                                                         --------------        --------------     --------------

NET ASSET VALUE, END OF PERIOD                                                    11.00        $        11.11     $         9.11
                                                                         ==============        ==============     ==============

TOTAL RETURN(2)                                                                    1.11%(1)             28.43%              7.59%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                                       $       11,162        $       11,983     $        9,583
   Ratio of expenses to average net assets:
      Before expense reimbursement or recapture                                    2.41%(3)              2.50%              2.63%
      After expense reimbursement or recapture                                     2.53%(3)              2.67%              2.67%
   Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement or recapture                                    4.20%(3)              2.48%              3.34%
      After expense reimbursement or recapture                                     4.08%(3)              2.31%              3.30%
   Portfolio turnover                                                              0.29%(1)              1.52%              1.25%

                                                                            CLASS B               CLASS B            CLASS B
                                                                         --------------        --------------     --------------
                                                                            FOR THE               FOR THE            FOR THE
                                                                           YEAR ENDED            YEAR ENDED         YEAR ENDED
                                                                          OCTOBER 31,           OCTOBER 31,        OCTOBER 31,
                                                                              2001                  2000               1999
                                                                         --------------        --------------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $         7.53        $         7.51     $         8.64
                                                                         --------------        --------------     --------------

Income from Investment Operations:
   Net investment income                                                           0.28                  0.40               0.40
   Net realized and unrealized gain/(loss) on investments                          1.63                  0.16              (0.99)
                                                                         --------------        --------------     --------------
        Total from investment operations                                           1.91                  0.56              (0.59)
                                                                         --------------        --------------     --------------

Less Distributions:
   Distributions from net investment income                                       (0.28)                (0.40)             (0.42)
   Distributions from capital gains                                                   -                     -                  -
   Distributions in excess of ordinary income                                         -                     -                  -
   Distributions from return of capital                                           (0.18)                (0.14)             (0.12)
                                                                         --------------        --------------     --------------
    Total distributions                                                           (0.46)                (0.54)             (0.54)
                                                                         --------------        --------------     --------------

NET ASSET VALUE, END OF PERIOD                                           $         8.98        $         7.53     $         7.51
                                                                         ==============        ==============     ==============

TOTAL RETURN(2)                                                                   25.56%                 7.72%             (7.09)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                                       $        6,254        $        2,560     $        2,645
   Ratio of expenses to average net assets:
      Before expense reimbursement or recapture                                    2.99%                 4.43%              4.05%
      After expense reimbursement or recapture                                     2.67%                 2.67%              2.67%
   Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement or recapture                                    4.72%                 3.59%              3.47%
      After expense reimbursement or recapture                                     5.04%                 5.35%              4.85%
   Portfolio turnover                                                             12.04%                21.55%              8.15%

(1) Calculation is not annualized.
(2) Calculation does not reflect sales load.
(3) Calculation is annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2004

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Spirit of America Real Estate Fund (the "Fund"), a series of the Spirit of America Investment Fund, Inc. (the "Company"), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share.

The Fund seeks growth of capital and current income by investing in equity Real Estate Investment Trusts and the equity securities of real estate industry companies. The Fund offers two classes of shares (Class A and Class B). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION: The offering price and net asset value per share of each class of the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during this reporting period.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. NET ASSET VALUE PER SHARE: The methodology and procedures for determining net asset value are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the net asset value of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B shares are purchased at the net asset value per share.

E. USE OF ESTIMATES: In preparing financial statements in conformity with generally accepted accounting principles in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Investment transactions for the six months ended April 30, 2004, excluding short-term investments, were as follows:

                                                  PROCEEDS
                                   PURCHASES     FROM SALES
                                 ---------------------------
Real Estate Fund                  $ 14,968,473    $  474,610

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Spirit of America Management Corp. ("Spirit Management") has been retained to act as the Company's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund's average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended April 30, 2004, were as follows:

                               INVESTMENT ADVISORY  VOLUNTARY EXPENSE
                                    FEE RATE            LIMITATION        ADVISORY FEES
                               ---------------------------------------------------------
Real Estate Fund Class A             0.97%                1.97%            $  747,460
Real Estate Fund Class B             0.97%                2.67%                62,147

                                    EXPENSES            REMAINING
                                   RECAPTURED          RECAPTURABLE
                                 BY THE ADVISOR     EXPENSES AVAILABLE
                                 -------------------------------------
Real Estate Fund                    $  98,621              $ 0

The Fund has adopted distribution plans for Real Estate Fund Class A Shares and Real Estate Fund

Class B Shares pursuant to Rule 12b-1 (each a "Plan"). Each
Plan permits the Real Estate Fund to pay SSH Securities, Inc. (the "Distributor"), a monthly fee from the assets of the respective class for the Distributor's services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts.

                                          DISTRIBUTION  DISTRIBUTION
                                            FEE RATE        FEES
                                          ------------  -------------
Real Estate Fund Class A                      0.30%      $  231,153
Real Estate Fund Class B                      1.00%          64,136

Real Estate Fund Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's current prospectus. Certain redemptions of Real Estate Fund Class B shares made within six years of purchase are subject to a contingent deferred sales charge ("CDSC"), in accordance with the Fund's current prospectus. For the six months ended April 30, 2004, sales charges and CDSC fees received by the Distributor were as follows:

                                SALES CHARGES    CONTINGENT DEFERRED
                               RECEIVED BY SSH      SALES CHARGES
                               ---------------   -------------------
Real Estate Class A              $  1,511,970         $       -
Real Estate Class B                         -            40,326

Certain officers and directors of the Company are "affiliated persons" of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Company. All officers serve without direct compensation from the Company. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received the following brokerage commissions for the six months ended April 30, 2004:

                                          BROKERAGE COMMISSIONS
                                          ---------------------
Real Estate Fund                                $  9,550

NOTE 4 - FEDERAL INCOME TAXES
The tax character of distributions paid for the fiscal years ended October 31, 2002 and 2003 were as follows:

2003 TAXABLE DISTRIBUTIONS

                                                              DISTRIBUTIONS IN
                              ORDINARY       NET LONG TERM       EXCESS OF       TOTAL TAXABLE        RETURN           TOTAL
                               INCOME        CAPITAL GAINS    ORDINARY INCOME    DISTRIBUTIONS      OF CAPITAL      DISTRIBUTION
Real Estate Fund Class A     $  3,280,399     $  1,007,189        $        -      $  4,287,588     $  2,655,884     $  6,943,472
Real Estate Fund Class B          282,851           91,378                 -           374,229          228,510          602,739

2002 TAXABLE DISTRIBUTIONS

                                                              DISTRIBUTIONS IN
                              ORDINARY       NET LONG TERM   EXCESS OF ORDINARY   TOTAL TAXABLE       RETURN           TOTAL
                               INCOME        CAPITAL GAINS        INCOME          DISTRIBUTIONS     OF CAPITAL      DISTRIBUTION
Real Estate Fund Class A     $  2,922,634     $  1,043,314        $  128,803      $  4,094,751     $    783,371     $  4,878,122
Real Estate Fund Class B          317,570          115,240            13,994           446,804           85,112          531,916

                          SPIRIT OF AMERICA VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2004
                                   (UNAUDITED)

                                                                   SHARES         MARKET VALUE
                                                               ---------------   ---------------
COMMON STOCKS - 94.90%
ALUMINUM - 0.62%
Alcan, Inc.                                                              3,100   $       124,713
Alcoa, Inc.                                                              2,600            79,950
                                                                                 ---------------
                                                                                         204,663
                                                                                 ---------------
APARTMENTS (REITS) - 0.84%
Apartment Investment & Management Co.                                    9,800           276,066
                                                                                 ---------------
BANKS - 10.22%
Bank of America Corp.                                                   11,409           918,310
Bank One Corp.                                                          10,200           503,574
KeyCorp                                                                  7,600           225,720
US Bankcorp                                                             35,000           897,400
Wells Fargo & Co.                                                       14,600           824,316
                                                                                 ---------------
                                                                                       3,369,320
                                                                                 ---------------
COMPUTER INDUSTRY - 8.69%
Hewlett-Packard Co.                                                     52,400         1,032,280
International Business Machines Corp.                                    9,000           793,530
Microsoft Corp                                                          40,000         1,038,800
                                                                                 ---------------
                                                                                       2,864,610
                                                                                 ---------------
CONSUMER PRODUCTS - 8.24%
Altria Group, Inc.                                                      15,000           830,700
Avon Products, Inc.                                                      4,900           411,600
Colgate-Palmolive Co.                                                    7,600           439,888
Gillette Co.                                                             6,100           249,612
Kimberly-Clark Corp.                                                       800            52,360
Maytag Corp.                                                            22,100           616,590
Procter & Gamble Co.                                                     1,100           116,325
                                                                                 ---------------
                                                                                       2,717,075
                                                                                 ---------------
ENERGY - 3.38%
American Electric Power Company, Inc.                                   11,300           343,972
Consolidated Edison, Inc.                                               13,700           564,577
Duke Energy Corp.                                                        9,800           206,388
                                                                                 ---------------
                                                                                       1,114,937
                                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 9.03%
American Express Co.                                                    16,800           822,360
Capital One Financial Corp.                                             12,000           786,360
Citigroup Inc.                                                          15,200           730,968
MBNA Corp.                                                              25,800           629,004
Piper Jaffray Cos *                                                        208            10,071
                                                                                 ---------------
                                                                                       2,978,763
                                                                                 ---------------
FOOD & BEVERAGE - 7.73%
Archer-Daniels-Midland Co.                                               6,500           114,140
Cadbury Schweppes plc                                                    6,200           202,430
Coca-Cola Co.                                                            9,900           500,643
Del Monte Foods Co. *                                                    1,161            12,841
General Mills, Inc.                                                      6,100           297,375
H.J. Heinz Co.                                                           9,200           351,348
Kellog Co.                                                               5,800           248,820
Kraft Foods, Inc.                                                        1,300            42,783
Kroger Co. *                                                             8,800           154,000
PepsiCo Inc.                                                             3,600           196,164
Sara Lee Corp.                                                          14,300           330,044
Wm. Wrigley Jr. Co.                                                      1,600            98,720
                                                                                 ---------------
                                                                                       2,549,308
                                                                                 ---------------
HEALTHCARE (REITS) - 0.58%
National Health Investors, Inc.                                          4,700           112,659
Nationwide Health Properties, Inc.                                       4,400            79,772
                                                                                 ---------------
                                                                                         192,431
                                                                                 ---------------
INDUSTRIAL (REITS) - 0.70%
First Industrial Realty Trust, Inc.                                      6,900           232,185
                                                                                 ---------------
INSURANCE - 3.36%
St, Paul Travelers Co., Inc.                                               285            11,591
Cigna Corp.                                                             17,000         1,096,670
                                                                                 ---------------
                                                                                       1,108,261
                                                                                 ---------------
MANUFACTURER - 4.28%
General Electric Co.                                                    16,000           479,200
3M Company                                                              10,800           933,984
                                                                                 ---------------
                                                                                       1,413,184
                                                                                 ---------------
MULTIMEDIA - 3.23%

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   SHARES         MARKET VALUE
                                                               ---------------   ---------------
Time Warner Inc. *                                                      10,600           178,292
Viacom, Inc. CL A                                                        1,400            54,824
Verizon Communications Inc                                              19,000           717,060
Walt Disney Co.                                                          5,000           115,150
                                                                                 ---------------
                                                                                       1,065,326
                                                                                 ---------------
NET LEASE (REITS) - 0.63%
Lexington Corp. Properties Trust                                        11,300           208,937
                                                                                 ---------------
OFFICE SPACE (REITS) - 0.67%
Mack-Cali Realty Corp.                                                   5,900           220,365
                                                                                 ---------------
PHARMACEUTICALS - 20.10%
Abbott Laboratories                                                     20,000           880,400
Bristol-Myers Squibb Co.                                                42,500         1,066,750
Eli Lilly and Co.                                                        8,400           620,004
Medco Health Solutions, Inc. *                                          21,192           750,197
Merck and Co. Inc.                                                      26,400         1,240,800
Pfizer Inc                                                              21,800           779,568
Schering-Ploug Corp.                                                    16,000           267,680
Wyeth                                                                   26,900         1,024,083
                                                                                 ---------------
                                                                                       6,629,482
                                                                                 ---------------
REGIONAL MALLS (REITS) - 0.47%
Glimcher Realty Trust                                                    7,400           156,510
                                                                                 ---------------
RETAIL - 8.57%
J.C. Penney Co., Inc.                                                    8,000           270,880
Target Corp.                                                            17,100           741,627
TJX Companies Inc.                                                      27,100           665,847
Walgreen Co.                                                            12,000           413,760
Wal-Mart Stores Inc.                                                    12,900           735,300
                                                                                 ---------------
                                                                                       2,827,414
                                                                                 ---------------
RESTURANTS - 0.17%
Wendy's International, Inc.                                              1,400            54,600
                                                                                 ---------------
SHOPPING CENTERS (REITS) - 2.20%
Commercial Net Lease Realty                                             12,400           205,716
Federal Realty Investment Trust                                          5,000           185,400
New Plan Excel Realty Trust                                              9,900           222,156
Ramco-Gershenson Properties Trust                                        2,500            59,200
Realty Income Corp.                                                      1,400            53,550
                                                                                 ---------------
                                                                                         726,022
                                                                                 ---------------
TRANSPORT SERVICES - 0.67%
FedEx Corp.                                                              1,700           122,247
United Parcel Service, Inc.                                              1,400            98,210
                                                                                 ---------------
                                                                                         220,457
                                                                                 ---------------
WASTE MANAGEMENT - 0.52%
Waste Management, Inc.                                                   6,000           170,400
                                                                                 ---------------
TOTAL INVESTMENTS - 94.90%
(Cost $28,461,840)                                                                    31,300,316

CASH AND OTHER ASSETS NET OF LIABILITIES - 5.10%                                       1,681,888
                                                                                 ---------------

NET ASSETS - 100.00%                                                             $    32,982,204
                                                                                 ===============

*Non-income producing security

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)

ASSETS
    Investments in securities at value (cost $28,461,840) (Note 1)       $  31,300,316
    Cash                                                                     1,526,385
    Receivables:
       Capital stock sold                                                      180,995
       Dividends and interest                                                   53,391
    Other assets                                                                 8,264
                                                                         -------------
                  TOTAL ASSETS                                              33,069,351
                                                                         -------------

LIABILITIES
    Payables:
       Capital stock redeemed                                                   25,119
    Accrued expenses                                                            53,386
    Accrued distribution expense (Note 3)                                        8,106
    Due to Advisor                                                                 536
                                                                         -------------
                  TOTAL LIABILITIES                                             87,147
                                                                         -------------

NET ASSETS
       Net assets applicable to 2,801,900 outstanding $0.001
          par value shares (500,000,000 authorized shares)               $  32,982,204
                                                                         =============
       Net asset value and redemption price per share
          ($32,982,204 DIVIDED BY 2,801,900 shares)                      $       11.77
                                                                         =============
       Offering price per share ($11.77 DIVIDED BY 0.9475)               $       12.42
                                                                         =============

SOURCE OF NET ASSETS
    At April 30, 2004, net assets consisted of:
    Paid-in capital                                                      $  30,164,014
    Distributions in excess of net investment income                           (20,291)
    Accumulated net realized gains on investments                                    5
    Net unrealized appreciation on investments                               2,838,476
                                                                         -------------
             NET ASSETS                                                  $  32,982,204
                                                                         =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $140)                     $     320,904
   Interest                                                                      2,455
                                                                         -------------
                 TOTAL INVESTMENT INCOME                                       323,359
                                                                         -------------

EXPENSES
   Investment advisory fees (Note 3)                                           124,669
   Transfer agent fees                                                          24,795
   Administration fees                                                          19,279
   Distribution fees (Note3)                                                    38,558
   Accounting fees                                                              16,921
   Registration fees                                                             6,609
   Legal fees                                                                    4,262
   Custodian fees                                                                4,881
   Printing expense                                                              2,906
   Auditing fees                                                                 3,057
   Directors' fees                                                               1,405
   Insurance expense                                                             1,699
   Miscellaneous expense                                                         1,000
   Other fees                                                                      545
                                                                         -------------
             TOTAL EXPENSES                                                    250,586
             Recoupment of waived and reimbursed expenses (Note 3)               2,607
                                                                         -------------
             NET EXPENSES                                                      253,193
                                                                         -------------
             NET INVESTMENT INCOME                                              70,166
                                                                         -------------

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
    Net realized gain from security transactions                                     5
    Net change in unrealized appreciation of investments                     1,169,216
                                                                         -------------
           Net realized and unrealized gain on investments                   1,169,221
                                                                         -------------

           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   1,239,387
                                                                         =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX MONTHS
                                                                                      ENDED             FOR THE YEAR
                                                                                  APRIL 30, 2004           ENDED
                                                                                   (UNAUDITED)        OCTOBER 31, 2003
                                                                                ------------------    ----------------
OPERATIONS
       Net investment income                                                    $           70,166    $         70,966
       Net realized gain from security transactions                                              5              12,985
       Net change in unrealized appreciation of investments                              1,169,216           1,691,734
                                                                                ------------------    ----------------
              Net increase in net assets                                                 1,239,387           1,775,685
                                                                                ------------------    ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Distributions from net investment income:                                              (90,457)            (73,081)
    Return of capital:                                                                           -             (36,922)
                                                                                ------------------    ----------------
              Total distributions to shareholders                                          (90,457)           (110,003)
                                                                                ------------------    ----------------

CAPITAL SHARE TRANSACTIONS (DOLLAR ACTIVITY)
    Shares sold:                                                                        15,768,267          14,136,780
    Shares issued as reinvestment of distributions:                                         83,796              99,340
    Shares redeemed:                                                                    (1,297,660)         (1,050,253)
                                                                                ------------------    ----------------
    Increase in net assets derived from capital share transactions (a)                  14,554,403          13,185,867
                                                                                ------------------    ----------------
              Total increase in net assets                                              15,703,333          14,851,549
                                                                                ------------------    ----------------

NET ASSETS
    Beginning of period                                                                 17,278,871           2,427,322
                                                                                ------------------    ----------------
    End of period                                                               $       32,982,204          17,278,871
                                                                                ==================    ================

    (a) Transactions in capital stock were:
      Shares sold:                                                                       1,347,229           1,448,983
      Shares issued as reinvestment of dividends:                                            7,085               9,778
    Shares redeemed:                                                                      (110,037)           (153,102)
                                                                                ------------------    ----------------
    Increase in shares outstanding                                                       1,244,277           1,305,659
                                                                                ==================    ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                              FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                          FOR THE SIX         FOR THE YEAR         FOR THE
                                                                          MONTHS ENDED            ENDED         PERIOD ENDED
                                                                         APRIL 30, 2004        OCTOBER 31,       OCTOBER 31,
                                                                          (UNAUDITED)             2003              2002*
                                                                         --------------       -------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $        11.09       $        9.63     $       10.00
                                                                         --------------       -------------     -------------

Income from Investment Operations:
   Net investment income                                                           0.04                0.07              0.01
   Net realized and unrealized gain/(loss) on investments                          0.68                1.51             (0.38)
                                                                         --------------       -------------     -------------
          Total from investment operations                                         0.72                1.58             (0.37)
                                                                         --------------       -------------     -------------

Less Distributions:
   Distributions from net investment income                                       (0.04)              (0.08)                -
   Distributions from return of captial                                               -               (0.04)                -
                                                                         --------------       -------------     -------------
    Total distributions                                                           (0.04)              (0.12)                -
                                                                         --------------       -------------     -------------

NET ASSET VALUE, END OF PERIOD                                           $        11.77       $       11.09     $        9.63
                                                                         ==============       =============     =============

TOTAL RETURN(2)                                                                    6.48%(1)           16.47%            (3.70)%(1)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                                       $       32,982       $      17,279     $       2,427
   Ratio of expenses to average net assets:
      Before expense reimbursement or recapture                                    1.95%(3)            2.65%             7.38%(3)
      After expense reimbursement or recapture                                     1.97%(3)            1.97%             1.97%(3)
   Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement or recapture                                    0.56%(3)            0.12%            (4.75)%(3)
      After expense reimbursement or recapture                                     0.54%(3)            0.80%             0.66%(3)
   Portfolio turnover                                                              0.00%               0.00%            21.59%(1)

*   Value Fund commenced investment operations on August 1, 2002.
(1) Calculation is not annualized.
(2) Calculation does not reflect sales load.
(3) Calculation is annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2004 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Spirit of America Value Fund (the "Fund"), a series of Spirit of America Investment Fund, Inc. (the "Company"), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on August 1, 2002. The authorized capital stock of the Fund is 500 million (500,000,000) shares, par value of $0.001 per share. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the value segment of the market. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION: The offering price and net asset value per share for the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during this reporting period.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: In preparing financial statements in conformity with generally accepted accounting principles in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Investment transactions for the six months ended April 30, 2004, excluding short-term investments, were as follows:

                                           PROCEEDS
                            PURCHASES     FROM SALES
                         ---------------------------
                         $  13,267,683      $  62

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Spirit of America Management Corp. ("Spirit Management") has been retained to act as the Company's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund's average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended April 30, 2004, were as follows:

            INVESTMENT ADVISORY   VOLUNTARY EXPENSE
                  FEE RATE            LIMITATION      ADVISOR FEES
            ------------------------------------------------------
                   0.97%                1.97%           $ 124,669

                      EXPENSES RECAPTURED          REMAINING RECAPTURABLE
                        BY THE ADVISOR               EXPENSES AVAILABLE
                      ---------------------------------------------------
                            $  2,607                     $  74,928

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan). The Plan permits the Fund to pay SSH Securities, Inc. (the "Distributor") a monthly fee from the assets of the Fund for the Distributor's services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts.

                             DISTRIBUTION          DISTRIBUTION
                               FEE RATE                FEES
                             ------------          ------------
                                0.30%                $ 38,558

The Fund's shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's current prospectus. For the six months ended April 30, 2004, sales charges received by the Distributor were as follows:

                                   SALES CHARGES
                                  RECEIVED BY SSH
                                  ---------------
                                    $  787,741

Certain officers and directors of the Company are "affiliated persons" of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Company. All officers serve without direct compensation from the Company. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received the following brokerage commissions for the six months ended April 30, 2004:

                              BROKERAGE COMMISSIONS
                              ---------------------
                                     $  6,285

NOTE 4 - FEDERAL INCOME TAXES

The tax character of distributions paid for the fiscal year ended October 31, 2003 is as follows:

                                   DISTRIBUTIONS
                                   IN EXCESS OF                    RETURN
      ORDINARY    NET LONG TERM      ORDINARY      TOTAL TAXABLE     OF          TOTAL
       INCOME     CAPITAL GAINS       INCOME       DISTRIBUTION    CAPITAL    DISTRIBUTIONS
      --------   ---------------   -------------   -------------   --------   -------------
      $ 73,081       $  -              $ -           $  73,081     $ 36,922      $ 110,003

As of October 31, 2003, the Fund has a capital loss carryover available to offset future capital gains, if any, as follows:

                                EXPIRING IN 2010
                                ----------------
                                   $  2,113

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Spirit of America Investment Fund, Inc.
             ------------------------------------------------------------

By (Signature and Title)*  /s/ David Lerner
                         ------------------------------------------------
                           David Lerner, Principal Executive Officer

Date                       June 28, 2004
    ---------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David Lerner
                         ------------------------------------------------
                           David Lerner, Principal Executive Officer

Date                       June 28, 2004
    ---------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Chodosh
                         ------------------------------------------------
                           Alan Chodosh, Principal Financial Officer

Date                       June 28, 2004
    ---------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.